INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 437,000	$ 36,000	$ 1,000
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Cumulative eligible capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 35,000	$ 35,000
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 414,000	$ 44,000	$ 57,000
Expiry Date, Range	2036 to 2038	2035 to 2037	2034 to 2036
Investment in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 56,000	$ 0	$ 0
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Allowable capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 11,000	$ 13,000	$ 0
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,503,000	$ 2,452,000	$ 1,132,000
Expiry Date, Range	2026-2038	2026-2037	2026-2036